Nature of the Business and Basis of Presentation (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 27, 2018	Feb. 28, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Nature of the Business and Basis of Presentation
Net losses			$ 24,406	$ 16,029	$ 60,647	$ 32,172	$ 64,873	$ 23,973
Accumulated deficit			151,645		151,645		90,998	26,125
Cash and cash equivalents			$ 69,663		$ 69,663		$ 45,555	$ 55,970
Forecast | Minimum
Nature of the Business and Basis of Presentation
Estimated period of sufficient funding of operating expenses and capital asset requirements	12 months
Series C convertible preferred shares
Nature of the Business and Basis of Presentation
Gross proceeds from issuance of shares		$ 200,000